Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Financial instruments fair value gains
Fair value movements on equity investments	$ 81.0	$ 898.0	$ (27.0)	$ 1,069.0
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			3,323.0	4,139.0
Settlements			(309.0)	(353.0)
Revaluations			82.0	(44.0)
Discount unwind			112.0	141.0
Contingent liabilities recognised in business combination at end of period	3,208.0	$ 3,883.0	3,208.0	3,883.0
Diabetes alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			2,932.0
Settlements			(304.0)
Revaluations			82.0
Discount unwind			99.0
Contingent liabilities recognised in business combination at end of period	2,809.0		2,809.0
Increase/decrease in contingent consideration balance with change in current estimates	281.0		$ 281.0
The increase/decrease in sales estimates			10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			$ 391.0
Settlements			(5.0)
Discount unwind			13.0
Contingent liabilities recognised in business combination at end of period	399.0		399.0
Interest-Bearing Loans and Borrowings
Financial instruments fair value gains
Total carrying value	27,495.0		27,495.0
Fair value	30,412.0		30,412.0
Other Investments
Financial instruments fair value gains
Fair value	1,134.0		1,134.0
Money market funds
Financial instruments fair value gains
Fair value	13,637.0		13,637.0
Loans | Instruments in a fair value hedge relationship
Financial instruments fair value gains
Fair value	359.0		359.0
Loans | Instruments designated at fair value through profit and loss
Financial instruments fair value gains
Fair value	329.0		329.0
Derivatives
Financial instruments fair value gains
Fair value	$ 145.0		145.0
Level 1 | Equity investments
Financial instruments fair value gains
Transfers out			133.0
Level 3
Financial instruments fair value gains
Fair value movements on equity investments			$ 0.0	$ 65.0
Level 3 | Equity investments
Financial instruments fair value gains
Financial assets					$ 108.0